Provisions - Other Foreign Subsidiaries - Post employment plans and other similar obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits
Contributions to defined contribution pension funds	€ 292	€ 287	€ 271
Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	(9.08%)
Other Foreign Countries
Employee Benefits
Contributions to defined contribution pension funds	€ 110	€ 107	€ 99
Other Foreign Countries | Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)	(5.58%)
Increase or decrease on obligations if increase in actuarial assumption (as a percent)	6.19%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%
BRAZIL
Actuarial assumptions
Cumulative annual CPI growth	3.50%
Mortality tables	AT2000
Minimum | BRAZIL
Actuarial assumptions
Annual discount rate	7.05%
Maximum | BRAZIL
Actuarial assumptions
Annual discount rate	7.22%